INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2020
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

17. INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

The Company’s chief operating decision maker (“CODM”) is the management committee including its CEO, deputy CEO, COO and a group of CEO and his deputy’s direct reports. The Company reports its financial performance based on the following reportable segments: Search and Portal, Taxi, Yandex.Market (prior to deconsolidation of Yandex.Market on April 27, 2018 and after its consolidation effective July 24, 2020), Classifieds and Media Services. The results of the Company’s remaining operating segments, including Zen, Geolocation Services, Yandex.Cloud, Yandex.Education, Edadeal, Self-Driving Group and Investments, that do not meet the quantitative or the qualitative thresholds for disclosure, are combined into the other category defined as Other Bets and Experiments which is shown separately from the reportable segments and reconciling items. The structure of the operating segments was revised in the third quarter of 2020. Previously Edadeal was part of the Search and Portal segment, and Self-Driving Group was a part of the Taxi operating segment, while Yandex.Drive, currently part of the Taxi operating segment, was presented within the Other Bets and Experiments. These changes insure consistency with internal reporting. Segment results below have been restated for all periods to reflect these reclassifications.

Reportable segments derive revenues from the following services:

●	Search and Portal, which includes Search, Mail 360, Weather, News, Uslugi, Travel, Alice voice assistant and number of other services offered in Russia, Belarus and Kazakhstan, as well as our Devices business (Internet of Things);
●	The Taxi segment includes the Company’s ride-hailing business (which consists of Yandex.Taxi in Russia and 17 other countries across CIS and EMEA by the end of 2020, and Uber in Russia and CIS) for both B2C and B2B, Logistics, FoodTech businesses (including Yandex.Eats, the Company’s ready-to-eat and grocery delivery service, and Yandex.Lavka, the Company’s hyperlocal convenience store delivery service) and Yandex.Drive, the Company’s car-sharing business;
●	The Yandex.Market segment (deconsolidated and treated as an equity investee under the equity method accounting for the period from April 28, 2018 till July 23, 2020) includes the Company’s price comparison service, e-commerce marketplace and several small experiments
●	The Classifieds segment includes Auto.ru, Yandex.Realty, Yandex.Jobs, and Yandex Classifieds, and derives revenues from online advertising and listing fees;
●	Media Services (including our subscription service Yandex Plus, Yandex Music, KinoPoisk, Yandex.Afisha and our production center Yandex.Studio), which derive revenue from Media Services subscription model, advertising and ticketing revenues.

Operating segments of the Company may integrate products managed by other operating segments into their services, for which they are forced to pay royalties or other types of compensation. Such compensations represent intersegment transactions, which are included in revenues of the reportable segments presented below. The Company considers it is impracticable to separately present revenues from external customers and intersegment transactions for each reportable segment as such information is not readily available and is not presented to CODM.

The Company accounts for intersegment revenues as if the services were provided to third parties, that is, at the level approximating current market prices.

The measures of the segments’ profits and losses that are used by the CODM to assess segment performance and decide how to allocate resources are presented below. Each segment’s assets and capital expenditures are not reviewed by the CODM.

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Search and Portal:
Revenues	100,956	121,547	124,321	1,682.9
Depreciation and amortization	(10,037)	(12,020)	(12,922)	(175.0)
Adjusted operating income	38,575	45,876	47,332	640.6
Taxi:
Revenues	20,692	45,587	67,955	919.9
Depreciation and amortization	(798)	(1,432)	(1,707)	(23.1)
Adjusted operating (loss)/income	(4,850)	(562)	2,394	32.4
Yandex.Market:
Revenues	1,697	—	13,867	187.7
Depreciation and amortization	(11)	—	(1,213)	(16.4)
Adjusted operating loss	(273)	—	(4,426)	(59.9)
Classifieds:
Revenues	3,717	5,390	5,778	78.2
Depreciation and amortization	(67)	(27)	(7)	(0.1)
Adjusted operating (loss)/income	(205)	297	1,063	14.4
Media Services:
Revenues	1,909	3,867	7,807	105.7
Depreciation and amortization	(71)	(94)	(144)	(1.9)
Adjusted operating loss	(845)	(2,259)	(3,845)	(52.0)
Other Bets and Experiments:
Revenues	4,221	7,877	11,851	160.4
Depreciation and amortization	(1,005)	(1,007)	(1,318)	(17.8)
Adjusted operating loss	(3,957)	(5,937)	(8,488)	(114.9)
Eliminations:
Intersegment revenues	(5,535)	(8,877)	(13,235)	(179.2)
Depreciation and amortization	(148)	(197)	(376)	(5.1)
Adjusted operating loss	—	—	(31)	(0.4)
Total:
Revenues from external customers	127,657	175,391	218,344	2,955.6
Depreciation and amortization	(12,137)	(14,777)	(17,687)	(239.4)
Adjusted operating income	28,445	37,415	33,999	460.2

The reconciliation between adjusted operating income and net income is as follows:

	2018	2019	2020	2020
	RUB	RUB	RUB	$

Adjusted operating income	28,445	37,415	33,999	460.2
Less: share-based compensation expense	(6,552)	(9,855)	(15,728)	(212.9)
Add: interest income	3,382	3,315	3,869	52.4
Less: interest expense	(945)	(74)	(2,373)	(32.1)
Add: other income/(loss), net	936	(5,086)	229	3.0
Add: effect of deconsolidation/consolidation of Yandex.Market	28,244	—	19,230	260.3
Less: amortization of acquisition-related intangible assets	(1,007)	(1,179)	(1,924)	(26.1)
Less: compensation expense related to contingent consideration	(44)	(38)	—	—
Less: one-off restructuring cost	—	(881)	(98)	(1.2)
Less: goodwill impairment	—	(762)	—	—
Less: income tax expense	(8,201)	(11,656)	(13,055)	(176.7)
Net income	44,258	11,199	24,149	326.9

The Company’s revenues consisted of the following:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Online advertising revenues(1):
Yandex websites	78,696	96,466	105,163	1,423.5
Yandex Advertising Network websites	24,041	25,272	21,287	288.2
Total online advertising revenues	102,737	121,738	126,450	1,711.7
Revenues related to Taxi segment, excluding sales of goods	20,564	44,636	57,516	778.5
Revenues related to sales of goods	417	2,145	20,145	272.7
Other revenues	3,939	6,872	14,233	192.7
Total revenues	127,657	175,391	218,344	2,955.6
(1)	The Company records revenue net of VAT, advertising bonuses and discounts. Because it is impractical to track bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex Advertising Network members separately, the Company has allocated bonuses and discounts between its Yandex websites and the Yandex Advertising Network websites proportionately to their respective gross revenue contributions.

Revenues disaggregated by geography, based on the billing address of the customer, consisted of the following:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Revenues:
Russia	118,128	162,958	204,205	2,764.2
Rest of the world	9,529	12,433	14,139	191.4
Total revenues	127,657	175,391	218,344	2,955.6

The following table sets forth long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Long-lived assets:
Russia	117,602	131,267	208,514	2,822.5
Finland	5,946	5,668	8,307	112.4
Rest of the world	1,070	1,135	1,692	23.0
Total long-lived assets	124,618	138,070	218,513	2,957.9